Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 11 – CONCENTRATIONS

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable and cash deposits. The Company’s cash is held at major commercial banks, which may at times exceed the Federal Deposit Insurance Corporation (“FDIC”) limit. There were no balances in excess of FDIC insured levels as of September 30, 2021 and December 31, 2020. The Company has not experienced any losses in such accounts through September 30, 2021.

Geographic Concentrations of Sales

For the nine months ended September 30, 2021 and 2020, all sales were in the United States.

Customer Concentrations

For the nine months ended September 30, 2021, three customers accounted for approximately 47.4% of total sales (12.6%, 11.3%, and 23.5%, respectively). For the nine months ended September 30, 2020, one customer accounted for approximately 24.0% of total sales.

On September 30, 2021, two customers accounted for 57.3% (26.7% and 30.6%, respectively) of the net accounts receivable balance. A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s consolidated results of operations and financial condition.

Vendor Concentrations

Generally, the Company purchases substantially all of its inventory from five suppliers. The loss of these suppliers may have a material adverse effect on the Company’s consolidated results of operations and financial condition. However, the Company believes that, if necessary, alternate vendors could supply similar products in adequate quantities to avoid material disruptions to operations.

NOTE 11 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable and cash deposits.

The Company places its cash in banks at levels that, at times, may exceed federally insured limits. On December 31, 2020, the Company had approximately $77,000 of cash in excess of FDIC limits of $250,000. There were no balances in excess of FDIC insured levels as of December 31, 2019. The Company has not experienced any losses in such accounts through December 31, 2020.

Geographic concentrations of sales

For the year ended December 31, 2020, approximately 49.4% of all sales were in the United States, 18.1% of sales were from one customer based in India, 15.6% of sales were from one customer based in Australia, and 15.7% of sales were from one customer based in the Philippines. No other geographical area accounting for more than 10% of total sales during the year ended December 31, 2019. For the year ended December 31, 2019, approximately 80% of all sales were in the United States, respectively. No other geographical area accounting for more than 10% of total sales during the year ended December 31, 2019.

Customer concentrations

For the year ended December 31, 2020, three customers accounted for approximately 49.4% of total sales (18.1%, 15.6%, and 15.7%, respectively). For the year ended December 31, 2019, two customers accounted for approximately 25.9% of total sales (13.9% and 12.0%, respectively). A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s consolidated results of operations and financial condition. On December 31, 2020, two customers accounted for 77.1% (40.8% and 36.3%, respectively) of the total accounts receivable balance. On December 31, 2019, three customers accounted for 58.3% (15.8%, 25.5% and 17.0%, respectively) of the total accounts receivable balance.

Vendor concentrations

Generally, during 2020, the Company purchases substantially all of its inventory from four suppliers. The loss of these suppliers may have a material adverse effect on the Company’s consolidated results of operations and financial condition. However, the Company believes that, if necessary, alternate vendors could supply similar products in adequate quantities to avoid material disruptions to operations.